Schedule of Assets (Held at End of Year)	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

ROCKY MOUNTAIN CHOCOLATE FACTORY, INC. 401(k) PLAN

SUPPLEMENTAL SCHEDULE

SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

February 28, 2025

EIN: 84-0910696

Plan No. 001

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value

*	Principal Stable Value Fund	Common/collective trust	$ 1,256,842
*	Principal/Multi Manager Sm Cap Fund	Common/collective trust	445,402
	Fidelity Small Cap Index Fund	Mutual Fund	20,903
	Fidelity 500 Index Fund	Mutual Fund	984,597
	Fidelity Mid Cap Index Fund	Mutual Fund	222,032
	American Funds Mutual R6 Fund	Mutual Fund	254,156
	Vanguard Target Retirement Income Fund	Mutual Fund	55,538
	Vanguard Target Retirement 2020 Fund	Mutual Fund	301,871
	Vanguard Target Retirement 2030 Fund	Mutual Fund	236,323
	Vanguard Target Retirement 2040 Fund	Mutual Fund	272,581
	Vanguard Target Retirement 2050 Fund	Mutual Fund	436,568
	Vanguard Target Retirement 2060 Fund	Mutual Fund	154,927
	Vanguard Target Retirement 2070 Fund	Mutual Fund	11,748
	American Funds Europacific Growth Fund	Mutual Fund	668,268
	T. Rowe Price Mid Cap Value Fund	Mutual Fund	476,026
	Carilon Eagle Mid Cap Growth Fund	Mutual Fund	195,748
	JP Morgan Large Cap Growth Fund	Mutual Fund	2,751,881
	Dodge & Cox Income Fund	Mutual Fund	327,844
	Vanguard Total Intl Stock Index Admiral Fund	Mutual Fund	35,359
	T. Rowe Price Emerging Markets Stock Fund	Mutual Fund	192,011
	Pimco Income Fund	Mutual Fund	1,206,367
*	Rocky Mountain Chocolate Factory, Inc.	Common Stock	103,156
*	Participant Loans	Notes receivable from participants – interest at rates ranging from 5.25% to 10.50%, maturing from April 2025 to May 2029, collateralized by participant account balances	35,868

	Total		$10,646,016

*Indicates a party-in-interest.